Share-Based Compensation - Summary of Option Activity (Detail) - 2011 Stock Plan - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Shares Under Option
Outstanding - Beginning of period (in shares)	637,000
Exercised (in shares)	0	0	0
Cancelled or forfeited (in shares)	(358,000)
Outstanding - End of period (in shares)	279,000	637,000
Exercisable - End of period (in shares)	195,000
Weighted-Average Exercise Price
Outstanding - Beginning of period (in dollars per share)	$ 74.24
Exercised (in dollars per share)	0.00
Cancelled or forfeited (in dollars per share)	81.62
Outstanding - End of period (in dollars per share)	64.76	$ 74.24
Exercisable - End of period (in dollars per share)	$ 77.07
Weighted-Average Remaining Contractual Term
Outstanding - End of period	6 years 8 months 12 days
Exercisable - End of period	6 years 1 month 6 days
Aggregate Intrinsic Value
Outstanding - End of period	$ 0
Exercisable - End of period	$ 0
Weighted average fair value of option granted (in dollars per share)			$ 14.90
Stock Options
Number of Shares Under Option
Granted (in shares)	0	0
Aggregate Intrinsic Value
Compensation cost not yet recognized	$ 700
Recognition period	1 year 3 months 18 days